American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2019

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 89.2%
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	41,174,000	41,556,815
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	339,041,050	338,356,465
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	32,678,030	33,046,333
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	124,103,550	124,046,158
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22(1)	103,700,660	103,556,032
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	115,375,086	115,867,521
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	242,488,575	242,490,985
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	112,202,049	113,951,918
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	61,925,360	62,788,897
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	205,141,260	209,514,281
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	74,995,725	76,220,235
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	21,675,800	21,808,472
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	63,886,200	64,465,689
TOTAL U.S. TREASURY SECURITIES (Cost $1,536,168,931)		1,547,669,801
ASSET-BACKED SECURITIES — 5.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	2,625,000	2,641,275
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	3,463,072	3,467,338
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	1,000,693	997,723
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	487,194	485,922
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,083,509	1,088,128
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.59%, (1-month LIBOR plus 0.85%), 12/17/36(2)	6,343,162	6,327,383
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.44%, (1-month LIBOR plus 0.70%), 3/17/37(2)	5,748,901	5,708,439
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.69%, (1-month LIBOR plus 0.95%), 3/17/37(2)	3,875,000	3,844,282
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.89%, (1-month LIBOR plus 1.15%), 7/17/37(2)	6,600,000	6,599,832
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.99%, (1-month LIBOR plus 1.25%), 1/17/38(2)	10,900,000	10,915,674
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	6,948,434	6,906,970
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	498,548	498,381
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	848,595	843,294
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	7,058,562	7,198,873
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(2)	7,200,000	7,297,315
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 10/17/36(2)	8,250,000	8,229,778
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	934,746	942,397
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	1,027,303	1,029,047
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	714,008	712,416
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	1,983,709	2,026,900
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	3,800,000	3,877,062
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	1,753,815	1,776,172
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	1,283,429	1,280,872
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	2,863,327	2,863,495
TOTAL ASSET-BACKED SECURITIES (Cost $87,394,613)		87,558,968
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	36,434	37,484

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.99%, 2/25/35	334,083	340,954
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	586,786	584,363
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	630,414	647,581
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 SEQ, 2.72%, 11/25/59(2)	4,465,445	4,456,549
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.15%, 8/25/34	194,680	190,725
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.61%, 8/25/35	249,153	256,233
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	363,737	372,827
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(2)	4,352,226	4,359,675
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	277,030	289,829
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.36%, 1/25/37	351,180	303,199
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	409,434	431,247
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.27%, 9/25/35	254,814	262,308
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.21%, 8/25/35	531,722	525,836
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.45%, 4/25/35	302,859	310,293
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.39%, 6/25/36	375,623	336,714
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	285,062	313,021
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.36%, 2/25/35	108,552	110,244
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.29%, (1-month LIBOR plus 1.50%), 6/25/57(2)	2,401,666	2,438,203
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	514,439	514,853
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	2,749,143	2,824,654
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	2,939,908	2,982,729
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.16%, 7/25/34	739,527	751,741
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.53%, (1-month LIBOR plus 0.74%), 9/25/34	427,499	423,607
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.27%, 7/25/36	1,110,416	1,075,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	174,616	176,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	1,016,005	1,018,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.56%, 10/25/36	501,318	504,583
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	122,523	122,665
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.51%, 10/25/36	198,271	199,654
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	638,670	650,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	135,170	133,023
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	74,581	74,718
		28,020,263
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2014-C02, Class 1M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	1,426,530	1,486,546
FNMA, Series 2014-C02, Class 2M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	2,045,188	2,120,991
FNMA, Series 2016-C03, Class 2M2, VRN, 7.69%, (1-month LIBOR plus 5.90%), 10/25/28	1,516,546	1,640,040
		5,247,577
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,872,949)		33,267,840
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(2)	1,625,000	1,607,218
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.42%, (3-month LIBOR plus 1.45%), 4/20/31(2)	3,300,000	3,228,603
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.41%, (3-month LIBOR plus 1.50%), 5/15/31(2)	4,525,000	4,449,456
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.52%, (3-month LIBOR plus 1.55%), 4/20/30(2)	3,000,000	2,949,349
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.57%, (3-month LIBOR plus 1.60%), 7/20/31(2)	1,775,000	1,750,245
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.47%, (3-month LIBOR plus 1.50%), 4/19/30(2)	4,150,000	4,113,736
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.50%, (3-month LIBOR plus 1.50%), 4/15/31(2)	3,300,000	3,267,586

Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.75%, (3-month LIBOR plus 1.75%), 4/18/31(2)	3,300,000	3,242,516
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 2.96%, (3-month LIBOR plus 0.96%), 4/16/31(2)	2,500,000	2,479,223
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $27,463,320)		27,087,932
CORPORATE BONDS — 1.1%
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	644,000	647,098
Commercial Services and Supplies†
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	650,000	653,594
Containers and Packaging — 0.1%
Ball Corp., 4.375%, 12/15/20	950,000	972,078
Electric Utilities — 0.1%
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	703,174
Health Care Providers and Services — 0.1%
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(2)	1,580,000	1,595,826
Household Durables — 0.1%
Lennar Corp., 2.95%, 11/29/20	2,350,000	2,362,690
Media — 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	2,380,000	2,409,726
Metals and Mining — 0.1%
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,529,249
Oil, Gas and Consumable Fuels — 0.3%
Encana Corp., 3.90%, 11/15/21	1,100,000	1,126,274
Energy Transfer Operating LP, 7.50%, 10/15/20	727,000	755,629
Petroleos Mexicanos, 6.00%, 3/5/20	160,000	161,298
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,807,730
		4,850,931
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	595,000	605,044
EMC Corp., 2.65%, 6/1/20	1,950,000	1,952,788
Seagate HDD Cayman, 4.25%, 3/1/22	233,000	241,158
		2,798,990
TOTAL CORPORATE BONDS (Cost $18,492,803)		18,523,356
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(2) (Cost $2,775,029)	2,750,000	2,777,597
BANK LOAN OBLIGATIONS(3) — 0.1%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.05%, (1-month LIBOR plus 2.25%), 1/19/24 (Cost $1,728,398)	1,720,000	1,727,826
TEMPORARY CASH INVESTMENTS — 1.3%
Federal Home Loan Bank Discount Notes, 1.17%, 1/2/20(4)	23,006,000	23,006,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,008	8,008
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,013,273)		23,014,008
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,729,909,316)		1,741,627,328
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,969,441)
TOTAL NET ASSETS — 100.0%		$1,735,657,887

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	1,298	March 2020	$259,600,000	$279,719,000	$(185,450)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	$634	$(192,667)	$(192,033)
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	(381,582)	(380,838)
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	(157,673)	(157,030)
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	68,403	67,793
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(661)	209,245	208,584
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(654)	(24,861)	(25,515)
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(634)	(19,125)	(19,759)
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(777)	(23,184)	(23,961)
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(830)	418,607	417,777
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(689)	239,406	238,717
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(623)	69,783	69,160
					$(3,457)	$206,352	$202,895

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(5)	CPURNSA	Receive	1.41%	8/27/20	$40,000,000	$853,106
Bank of America N.A.(5)	CPURNSA	Receive	1.49%	9/3/20	$9,700,000	166,162
Barclays Bank plc	CPURNSA	Receive	1.64%	2/3/20	$49,000,000	187,780
						$1,207,048
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,690,119.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $138,577,440, which represented 8.0% of total net assets.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $823,779.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,547,669,801	—
Asset-Backed Securities	—	87,558,968	—
Collateralized Mortgage Obligations	—	33,267,840	—
Collateralized Loan Obligations	—	27,087,932	—
Corporate Bonds	—	18,523,356	—
Commercial Mortgage-Backed Securities	—	2,777,597	—
Bank Loan Obligations	—	1,727,826	—
Temporary Cash Investments	8,008	23,006,000	—
	8,008	1,741,619,320	—
Other Financial Instruments
Swap Agreements	—	2,209,079	—

Liabilities
Other Financial Instruments
Futures Contracts	185,450	—	—
Swap Agreements	—	799,136	—
	185,450	799,136	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.